Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	21,500,000	20,000,000
Common stock, shares outstanding	21,500,000	20,000,000